Income Tax (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carry-forward	$ 13,070,000	$ 8,276,000
Valuation allowance	(13,070,000)	(8,276,000)
Net deferred tax assets